Share Based Payments (Details) - BRL (R$)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share Based Payments (Details) [Line Items]
Share granted (in Shares)	102,683,444	102,377,008
Price per share		R$ 24.51
Plan cost (in Brazil Real)	R$ 12,883
Vesting performance period	3 years
Estimated fair value	R$ 15.94
Accumulated expenses (in Brazil Real)	R$ 1,800
AGRO [Member]
Share Based Payments (Details) [Line Items]
Estimated fair value	R$ 13.34
KPIs [Member]
Share Based Payments (Details) [Line Items]
Share granted (in Shares)	544,172
2º ILPA Plan [Member]
Share Based Payments (Details) [Line Items]
Share granted (in Shares)		503,192